Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (127,976)	$ (172,797)	$ (162,956)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation expense	29,356	38,634	27,203
Depreciation and amortization	5,728	5,810	5,169
Non-cash lease expense	1,435	1,271	1,114
Non-cash interest expense	2,574	1,828	381
Accretion (amortization) of discount (premium) on investments, net	(4,720)	(6,369)	449
Provision for inventories	561	733	2,610
Loss on disposal of property and equipment	53	106	39
Allowance for credit losses	2,374	184	37
Loss on extinguishment of term loan	0	0	1,367
Changes in operating assets and liabilities:
Accounts receivable	(5,012)	(5,094)	(2,506)
Inventories	(10,857)	1,647	(14,730)
Prepaid expenses and other assets	784	739	(1,215)
Accounts payable	(1,948)	5,312	(1,281)
Accrued payroll and related benefits	(1,889)	(2,515)	(3,428)
Accrued expenses and other current liabilities	(5,168)	(2,621)	1,811
Accrued warranty liability	(1,774)	91	(83)
Deferred revenue	1,769	3,015	2,161
Operating lease liabilities	(1,593)	(1,347)	(1,150)
Accrued interest	0	0	(721)
Net cash used in operating activities	(116,303)	(131,373)	(145,729)
Cash flows from investing activities:
Purchases of property and equipment	(912)	(3,440)	(8,325)
Purchases of investment securities	(156,584)	(172,284)	(261,154)
Sales and maturities of investment securities	261,434	258,750	203,184
Net cash (used in) provided by investing activities	103,938	83,026	(66,295)
Cash flows from financing activities:
Proceeds from stock option exercises and ESPP purchases	2,284	10,427	8,042
Proceeds from issuance of term loan, net of issuance costs	66,524	33,225	96,059
Repayment of term loan and extinguishment costs	0	0	(31,203)
Payment of deferred financing costs	(938)	0	0
Net cash provided by financing activities	67,870	43,652	72,898
Net increase (decrease) in cash, cash equivalents and restricted cash	55,505	(4,695)	(139,126)
Cash, cash equivalents and restricted cash as of beginning of period	71,838	76,533	215,659
Cash, cash equivalents and restricted cash as of end of period	127,343	71,838	76,533
Summary of cash, cash equivalents and restricted cash reported within the balance sheets:
Cash and cash equivalents	124,014	68,509	73,222
Restricted cash	3,329	3,329	3,311
Total cash, cash equivalents and restricted cash	127,343	71,838	76,533
Supplemental cash flow disclosures:
Cash paid for income taxes	593	491	385
Cash paid for interest	20,685	10,847	3,185
Cash paid for amounts included in the measurement of operating lease liabilities	1,593	1,347	1,150
Supplemental non-cash investing and financing activities:
Capital expenditures included in accounts payable and accrued expenses	31	159	167
Right-of-use assets obtained in exchange for lease liabilities	0	528	0
Transfer of inventories to property and equipment	148	119	28
Deferred offering costs included in accrued expenses	266	0	750
Transfer of property and equipment to inventories	$ 24	$ 0	$ 199